Offerings - Offering: 1	Aug. 06, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.250% Senior Notes due 2035
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit | $ / shares	0.99798
Maximum Aggregate Offering Price	$ 498,990,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,395.37
Offering Note	These “Calculation of Filing Fee Tables” shall be deemed to update the “Calculation of Filing Fee Tables” exhibit in Essential Utilities, Inc.’s Registration Statement on Form S-3 (File No. 333-277563), which was filed on March 1, 2024. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.